UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   December 18, 2024 to January 17, 2025

Commission File Number of issuing entity:  333-227446-07

Central Index Key Number of issuing entity:  0001791295

Morgan Stanley Capital I Trust 2019-L3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-227446

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Funding II LLC (formerly known as Archetype Mortgage Funding II LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4128792
38-4128793
38-7235612
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On January 17, 2025 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2019-L3.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2019-L3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on January 17, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.95%	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Starwood Mortgage Capital LLC, Argentic Real Estate Finance LLC, KeyBank National Association, and Cantor Commercial Real Estate Lending, L.P. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2019-L3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 18, 2024 to January 17, 2025.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on November 13, 2024. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Starwood Mortgage Capital LLC filed its most recent Form ABS-15G on January 31, 2024. The CIK number for Starwood Mortgage Capital LLC is 0001548405.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on October 24, 2024. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

KeyBank National Association filed its most recent Form ABS-15G on February 1, 2024. The CIK number for KeyBank National Association is 0001089877.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on October 31, 2024. The CIK number for Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2025 under Commission File No. 333-227446-07 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2025 under Commission File No. 333-227446-07 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2019-L3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$0.00

*REO Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2019-L3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	12/17/2024	$5,287.90
Current Distribution Date	01/17/2025	$103,956.62

Interest Reserve Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$98,506.26

Gain-on-Sale Reserve Account
Prior Distribution Date	12/17/2024	$0.00
Current Distribution Date	01/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2019-L3, relating to the January 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on January 31, 2025 under Commission File No. 333-227446-07 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on January 31, 2025 under Commission File No. 333-227446-07 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: January 31, 2025